8. Share-based payments (Details 9) - Employee stock options Fully-vested [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding, Beginning	5,000,000
Stock options granted		5,000,000
Outstanding, Ending		5,000,000
Exercisable, Ending
Weighted Average Exercise Price per Share
Outstanding, Beginning	$ 2.00
Stock options granted		2.00
Outstanding, Ending		2.00
Exercisable, Ending
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending
Outstanding, Beginning	5,000,000
Stock options granted
Outstanding, Ending	5,000,000	5,000,000
Exercisable, Ending	5,000,000
Outstanding, Beginning	$ 2.00
Stock options granted
Outstanding, Ending	2.00	$ 2.00
Exercisable, Ending	$ 2.00
Outstanding, Beginning
Outstanding, Ending
Exercisable, Ending